UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: May 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio

May 31, 2010
unaudited

Common stocks — 91.15%	Shares	Value (000)

INFORMATION TECHNOLOGY — 27.17%
Microsoft Corp.	20,295,000	$523,611
Google Inc., Class A1	937,100	454,662
Oracle Corp.	18,420,000	415,739
Accenture PLC, Class A	10,060,000	377,451
Corning Inc.	19,760,000	344,417
Yahoo! Inc.1	22,225,000	340,931
Hewlett-Packard Co.	5,700,000	262,257
Apple Inc.1	920,000	236,587
Cisco Systems, Inc.1	9,169,300	212,361
SAP AG1	4,850,000	210,015
Automatic Data Processing, Inc.	3,900,000	159,432
Rovi Corp.1	3,675,000	137,224
MasterCard Inc., Class A	675,000	136,195
QUALCOMM Inc.	3,700,000	131,572
Intel Corp.	6,000,000	128,520
Global Payments Inc.	2,934,500	123,807
Trimble Navigation Ltd.1	3,990,000	114,633
Autodesk, Inc.1	3,460,000	101,240
McAfee, Inc.1	2,800,000	89,040
eBay Inc.1	4,050,000	86,711
Maxim Integrated Products, Inc.	4,645,000	82,495
NVIDIA Corp.1	5,400,000	70,956
Xilinx, Inc.	2,892,000	70,709
Texas Instruments Inc.	2,460,000	60,073
EMC Corp.1	3,150,000	58,653
Visa Inc., Class A	800,000	57,968
Paychex, Inc.	1,600,000	45,664
Linear Technology Corp.	1,500,000	41,940
FLIR Systems, Inc.1	1,184,800	33,755
KLA-Tencor Corp.	1,083,000	33,324
Logitech International SA1	2,081,556	29,537
Applied Materials, Inc.	2,057,000	26,556
Verifone Holdings, Inc.1	1,215,800	24,535
Altera Corp.	818,000	19,280
Intersil Corp., Class A	1,176,000	15,653
Digital River, Inc.1	553,300	15,238
Cadence Design Systems, Inc.1	796,400	5,336
		5,278,077

CONSUMER DISCRETIONARY — 13.91%
Johnson Controls, Inc.	9,400,000	268,182
YUM! Brands, Inc.	5,976,000	244,717
Best Buy Co., Inc.	5,650,000	238,712
Lowe’s Companies, Inc.	6,317,000	156,346
Apollo Group, Inc., Class A1	2,750,000	146,190
Target Corp.	2,650,000	144,504
Staples, Inc.	6,565,000	141,279
Time Warner Inc.	4,433,333	137,389
Tractor Supply Co.2	2,025,000	137,214
Time Warner Cable Inc.	2,095,613	114,693
Bed Bath & Beyond Inc.1	2,400,000	107,688
Omnicom Group Inc.	2,700,000	102,465
DIRECTV, Class A1	2,500,000	94,225
Harley-Davidson, Inc.	2,845,950	85,976
Carnival Corp., units	2,225,200	80,619
O’Reilly Automotive, Inc.1	1,475,000	75,255
Texas Roadhouse, Inc.1	4,557,200	66,535
News Corp., Class A	5,000,000	66,000
Harman International Industries, Inc.1	1,900,000	61,370
McDonald’s Corp.	700,000	46,809
Williams-Sonoma, Inc.	1,500,000	44,820
Comcast Corp., Class A, special nonvoting shares	2,280,000	39,262
Expedia, Inc.	1,500,000	32,340
P.F. Chang’s China Bistro, Inc.	700,000	30,429
NIKE, Inc., Class B	400,000	28,952
Timberland Co., Class A1	480,000	9,221
		2,701,192

INDUSTRIALS — 13.09%
Precision Castparts Corp.	3,764,000	439,259
General Dynamics Corp.	4,365,000	296,383
Union Pacific Corp.	3,822,300	273,027
CSX Corp.	3,801,500	198,628
United Technologies Corp.	2,850,000	192,033
United Parcel Service, Inc., Class B	2,820,000	176,983
Robert Half International Inc.	5,872,600	148,518
Copart, Inc.1	2,900,000	104,110
Southwest Airlines Co.	7,385,000	91,869
MSC Industrial Direct Co., Inc., Class A	1,660,000	85,888
General Electric Co.	5,000,000	81,750
SGS SA	60,000	75,276
Serco Group PLC3	8,358,000	73,964
FedEx Corp.	790,000	65,957
Gardner Denver, Inc.	1,368,600	62,326
MITIE Group PLC2,3	16,078,000	53,333
MITIE Group PLC2,3,4	2,578,000	8,552
Rockwell Collins, Inc.	550,000	32,087
Landstar System, Inc.	640,000	26,842
Mine Safety Appliances Co.	810,000	22,162
Cintas Corp.	680,000	17,680
Iron Mountain Inc.	685,000	16,796
		2,543,423

HEALTH CARE — 11.63%
Medtronic, Inc.	9,970,000	390,625
McKesson Corp.	4,600,000	322,000
Hologic, Inc.1,2	13,374,100	199,274
Beckman Coulter, Inc.	2,810,100	161,412
Medco Health Solutions, Inc.1	2,000,000	115,300
Biogen Idec Inc.1	2,156,000	102,259
Aetna Inc.	3,379,100	98,535
Endo Pharmaceuticals Holdings Inc.1	4,650,000	97,371
Abbott Laboratories	2,000,000	95,120
Inverness Medical Innovations, Inc.1	2,712,000	94,405
Becton, Dickinson and Co.	1,200,000	85,560
UnitedHealth Group Inc.	2,500,000	72,675
Merck & Co., Inc.	1,931,945	65,087
Life Technologies Corp.1	1,273,600	63,756
Myriad Genetics, Inc.1	2,897,009	52,870
Allergan, Inc.	780,000	46,948
ResMed Inc.1	690,000	43,394
Cochlear Ltd.	600,000	36,822
Johnson & Johnson	500,000	29,150
Roche Holding AG	165,000	22,657
Amgen Inc.1	377,700	19,557
Illumina, Inc.1	420,000	17,657
Boston Scientific Corp.1	2,547,890	15,415
Integra LifeSciences Holdings Corp.1	300,000	11,820
		2,259,669

FINANCIALS — 8.40%
Capital One Financial Corp.	5,500,000	227,150
Bank of New York Mellon Corp.	8,316,000	226,195
Wells Fargo & Co.	7,479,600	214,590
State Street Corp.	5,542,200	211,546
JPMorgan Chase & Co.	5,050,000	199,879
American Express Co.	3,500,000	139,545
Arthur J. Gallagher & Co.	3,525,000	87,032
Zions Bancorporation	3,487,000	83,514
Cullen/Frost Bankers, Inc.	1,250,000	68,600
Portfolio Recovery Associates, Inc.1,2	889,390	60,888
PNC Financial Services Group, Inc.	795,000	49,886
Northern Trust Corp.	620,000	31,502
City National Corp.	523,600	30,201
		1,630,528

ENERGY — 6.37%
Schlumberger Ltd.	4,940,000	277,381
EOG Resources, Inc.	1,667,900	174,863
FMC Technologies, Inc.1	2,420,000	140,723
Apache Corp.	1,300,000	116,402
Baker Hughes Inc.	2,869,650	109,448
Devon Energy Corp.	1,425,000	90,986
Chevron Corp.	1,100,000	81,257
ConocoPhillips	1,363,000	70,685
Marathon Oil Corp.	2,240,000	69,642
Murphy Oil Corp.	700,000	37,366
Smith International, Inc.	900,000	33,804
BG Group PLC3	1,180,000	18,144
Hess Corp.	313,000	16,652
		1,237,353

CONSUMER STAPLES — 3.92%
PepsiCo, Inc.	3,042,481	191,342
CVS/Caremark Corp.	5,500,000	190,465
Philip Morris International Inc.	2,500,000	110,300
Avon Products, Inc.	2,950,000	78,145
Walgreen Co.	2,000,000	64,080
Whole Foods Market, Inc.1	1,350,000	54,580
L’Oréal SA	400,000	37,553
Altria Group, Inc.	1,750,000	35,508
		761,973

MATERIALS — 3.44%
Monsanto Co.	5,098,600	259,366
Barrick Gold Corp.	2,500,000	105,200
AptarGroup, Inc.	2,100,000	83,706
Ecolab Inc.	1,560,000	73,679
Vulcan Materials Co.	1,450,000	73,196
Praxair, Inc.	795,431	61,725
AK Steel Holding Corp.	784,400	11,735
		668,607

TELECOMMUNICATION SERVICES — 0.32%
Telephone and Data Systems, Inc., special common shares	1,066,300	30,762
United States Cellular Corp.1	734,300	30,481
		61,243

MISCELLANEOUS — 2.90%
Other common stocks in initial period of acquisition		562,410

Total common stocks (cost: $14,652,443,000)		17,704,475

Convertible securities — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	4,600	665

Total convertible securities (cost: $230,000)		665

	Principal amount
Short-term securities — 9.03%	(000)

Fannie Mae 0.145%–0.35% due 6/9–10/25/2010	$441,500	441,273
Freddie Mac 0.18%–0.34% due 6/14–12/16/2010	409,900	409,625
U.S. Treasury Bills 0.135%–0.21% due 6/10–7/29/2010	294,400	294,370
Straight-A Funding LLC 0.25%–0.41% due 7/8–8/17/20104	168,563	168,458
Procter & Gamble International Funding S.C.A. 0.19%–0.23% due 6/2–7/8/20104	117,000	116,983
Jupiter Securitization Co., LLC 0.30%–0.32% due 6/11–6/28/20104	80,800	80,789
General Electric Co. 0.19% due 6/1/2010	80,000	80,000
Federal Home Loan Bank 0.18%–0.19% due 7/2–7/23/2010	56,800	56,786
Coca-Cola Co. 0.19%–0.22% due 6/21–7/6/20104	53,000	52,992
Hewlett-Packard Co. 0.23% due 6/24/20104	51,700	51,692

Total short-term securities (cost: $1,752,872,000)		1,752,968

Total investment securities (cost: $16,405,545,000)		$19,458,108
Other assets less liabilities		(34,262)

Net assets		$19,423,846

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $153,993,000, which represented .79% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $479,466,000, which represented 2.47% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended May 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend Income (000)	Value of affiliates at 5/31/10 (000)

Hologic, Inc.	12,001,100	1,373,000	—	13,374,100	$—	$199,274
Tractor Supply Co.	2,025,000	—	—	2,025,000	567	137,214
MITIE Group PLC	14,578,000	1,500,000	—	16,078,000	—	53,333
MITIE Group PLC	2,578,000	—	—	2,578,000	—	8,552
Portfolio Recovery Associations, Inc.	990,600	—	101,210	889,390	—	60,888
Harman International Industries, Inc.*	4,051,200	—	2,151,200	1,900,000	—	—
					$567	$459,261
*Unaffiliated issuer at 5/31/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2010 (dollars in thousands):

Investment securities	Level 1	Level 2		Level 3	Total

Common stocks:
Information technology	$5,278,077	$—		$—	$5,278,077
Consumer discretionary	2,701,192	—		—	2,701,192
Industrials	2,407,574	135,849	*	—	2,543,423
Health care	2,259,669	—		—	2,259,669
Financials	1,630,528	—		—	1,630,528
Energy	1,219,209	18,144	*	—	1,237,353
Consumer staples	761,973	—		—	761,973
Materials	668,607	—		—	668,607
Telecommunication services	61,243	—		—	61,243
Miscellaneous	562,410	—		—	562,410
Convertible securities	—	665		—	665
Short-term securities	—	1,752,968		—	1,752,968
Total	$17,550,482	$1,907,626		$—	$19,458,108

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $153,993,000 of investment securities were classified as Level 2 instead of Level 1.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,927,578
Gross unrealized depreciation on investment securities	(875,202)
Net unrealized appreciation on investment securities	3,052,376
Cost of investment securities for federal income tax purposes	16,405,732

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-902-0710O-S25519

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: July 29, 2010

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2010